Income Tax - Schedule of Cumulative Net Operating Loss (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
PRC [Member]
Schedule of Cumulative Net Operating Loss [Line Items]
Amount	$ 48,983,901
Earliest year of expiration if not utilized	2027
Hong Kong [Member]
Schedule of Cumulative Net Operating Loss [Line Items]
Amount	$ 3,424,793
Earliest year of expiration if not utilized	No expiration